INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases, direct financing leases, and leaseback assets
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as at December 31, 2019 and December 31, 2018:

(in thousands of $)	2019			2018
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total	Sales-Type Leases and Direct Financing Leases
Total minimum lease payments to be received	1,085,642	134,073	1,219,715	1,173,152
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(64,222)	—	(64,222)	(74,077)
Net minimum lease payments receivable	1,021,420	134,073	1,155,493	1,099,075
Estimated residual values of leased property (un-guaranteed)	192,429	139,500	331,929	180,080
Less: unearned income	(427,251)	(65,784)	(493,035)	(476,996)
Total investment in sales-type lease, direct financing lease and leaseback assets	786,598	207,789	994,387	802,159
Current portion	45,361	10,828	56,189	39,804
Long-term portion	741,237	196,961	938,198	762,355

(in thousands of $)	2019	2018
Investments in sales-type and direct financing leases	786,598	802,159
Investments in leaseback assets	207,789	—
	994,387	802,159

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable sales type leases, direct financing leases and leaseback assets as of December 31, 2019, are as follows:

(in thousands of $) Year ending December 31,	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
2020	115,463	25,369	140,832
2021	105,459	27,820	133,279
2022	109,902	27,820	137,722
2023	105,198	27,820	133,018
2024	106,817	23,392	130,209
Thereafter	542,803	1,852	544,655
Total minimum lease payments to be received	1,085,642	134,073	1,219,715

Schedule of interest income earned on investments
Interest income earned on investments in direct financing leases, sales type leases and leaseback assets in the year ended December 31, 2019 was as follows:

(in thousands of $)	2019	2018	2017
Investments in sales type and direct financing leases*	56,764	39,678	38,265
Investments in leaseback assets	3,556	—	—
Total	60,320	39,678	38,265